SEGMENT REPORTING (Summary of Information of Distribution of Long-lived Assets by Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SEGMENT REPORTING [Line Items]
Long-lived assets	$ 72,329	$ 48,491
Mainland China [Member]
SEGMENT REPORTING [Line Items]
Long-lived assets	70,350	47,300
Hong Kong [Member]
SEGMENT REPORTING [Line Items]
Long-lived assets	1,864	1,058
USA [Member]
SEGMENT REPORTING [Line Items]
Long-lived assets	$ 115	$ 133